[NEWYORKLIFE LOGO]

The Company You Keep (R)

NEW YORK LIFE INSURANCE COMPANY

51 Madison Avenue, 10SB

New York, New York 10010

(212) 576-7558 Fax: (212) 447-0569

E-mail: charles_a_whites@newyorklife.com

www.newyorklife.com

CHARLES A. WHITES, JR.

Associate General Counsel

VIA EDGAR

April 5, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Annuity Separate Account — III (“Registrant”)

Initial Registration Statement on Form N-4 for New York Life Income Plus

Variable Annuity (the “Policy”)

File No. 333-178743

Commissioners:

Submitted herewith for filing on behalf of Registrant and its depositor, NYLIAC, is one electronically formatted copy of pre-effective amendment no. 1 to the above referenced registration statement (“Registration Statement”) under the Securities Act of 1933. The Amendment also constitutes amendment no. 102 to the Registration Statement under Investment Company Act of 1940.

For convenience, this letter uses the same defined terms used in the prospectus contained in the Registration Statement (“Prospectus”).

1. PURPOSE OF AMENDMENT

Registrant is filing the Amendment to:

-	respond to comments of the Commission staff (“staff”) on the Registration Statement, which the staff provided to Registrant on February 23, 2012 (the “Comment Letter”) and in subsequent discussions;

-	include audited financial statements of NYLIAC and the Registrant in the Registration Statement; and

-	include any exhibits required on Form N-4 that were not previously filed.

Securities and Exchange Commission

2. TIMETABLE FOR EFFECTIVENESS

NYLIAC plans to begin marketing the Policy on or about May 1, 2012 (“Launch Date”). Accordingly, we would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before April 10, 2012, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant or its counsel, Jorden Burt LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.

To facilitate the Commission staff’s review of the Registration Statement, we are sending under separate cover marked copies of the Prospectus and Statement of Additional Information showing all material changes there to as well as changes responsive to the Comment Letter.

I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at 212-576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.

Associate General Counsel